Note 7 - Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 4.    Commitments, Contingencies and Obligations

General

We follow the FASB Accounting Standards Codification guidance in determining our accruals and disclosures with respect to loss contingencies, and evaluate such accruals and contingencies for each reporting period. Accordingly, estimated losses from loss contingencies are accrued by a charge to income when information available prior to issuance of the financial statements indicates that it is probable that a liability could be incurred and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in the financial statements when it is at least reasonably possible that a material loss could be incurred.

Rio Grande Silver Guaranty

Our wholly-owned subsidiary, Rio Grande Silver Inc. (“Rio”), is party to a joint venture with Emerald Mining & Leasing, LLC (“EML”) and certain other parties with respect to a land package in the Creede Mining District of Colorado that is adjacent to other land held by Rio. Rio holds a 70% interest in the joint venture. In connection with the joint venture, we are required to guarantee certain environmental remediation-related obligations of EML to a third party up to a maximum liability to us of $2.5 million. As of June 30, 2013, we have not been required to make any payments pursuant to the guaranty. We may be required to make payments in the future, limited to the $2.5 million maximum liability, should EML fail to meet its obligations to the third party. However, to the extent that any payments are made by us under the guaranty, EML, in addition to other parties, have jointly and severally agreed to reimburse and indemnify us for any such payments. We have not recorded a liability relating to the guaranty as of June 30, 2013.

Lucky Friday Water Permit Exceedances

Over the last several years, the Lucky Friday unit has experienced several regulatory issues relating to its water discharge permits and water management more generally.

•

In late 2008 and during 2009, Hecla Limited experienced a number of alleged water permit exceedances for water discharges at the Lucky Friday unit. These alleged violations resulted in Hecla Limited entering into a Consent Agreement and Final Order (“CAFO”) and a Compliance Order with the EPA in April 2009, which included an extended compliance time line. In connection with the CAFO, Hecla Limited agreed to pay the maximum administrative penalty to the EPA of $177,500 to settle any liability for such alleged exceedances.

•

In 2009, additional alleged permit exceedances for water discharges at the Lucky Friday unit occurred. In 2010, alleged unpermitted discharges of pollutants occurred at the Lucky Friday unit. These alleged permit exceedances and certain alleged unpermitted discharges were the subject of a December 2010 Notice of Violation (“2010 NOV”) from the EPA informing Hecla Limited that the EPA was prepared to seek civil penalties for these alleged violations. In the 2010 NOV, the EPA invited Hecla Limited to discuss these matters with them prior to filing a complaint. Hecla Limited disputes many of EPA's assertions, but initiated negotiations with the EPA in an attempt to resolve the matter. There has not been any resolution of the 2010 NOV.

•

In 2012, the Lucky Friday unit had two weekly water samples, one of which in October exceeded the permit concentration limit for lead (but not the associated load limit), and one of which in November exceeded permit limits for zinc. Also in October and November, heavy rains resulted in alleged impacted storm water being discharged to a nearby river. After these incidents, in February 2013, the EPA issued a notice of violation and request for information to Hecla Limited alleging that the October and November 2012 storm water incidents were each a violation of Hecla Limited's storm water permit.

The EPA referred the two alleged 2012 permit exceedances, along with the alleged violations in the 2010 NOV and some additional alleged unpermitted discharges from 2010 that were not included in the 2010 NOV, to the U.S. Department of Justice to possibly file a civil complaint by the United States against Hecla Limited. In addition, it is possible that the United States may include the 2012 storm water incidents in any complaint. There is the potential for larger civil penalties in the context of a United States complaint than in administrative actions by the EPA such as the 2009 CAFO.

Hecla Limited strives to maintain its water discharges and water management generally at the Lucky Friday unit in full compliance with its permits and applicable laws, however we cannot provide assurances that it will be able to fully comply with the permit limits and other regulatory requirements regarding water management in the future.

We believe that it is reasonably possible that Hecla Limited faces some liability for the above water issues; however, we cannot with reasonable certainty estimate the amount of any such liability.

Johnny M Mine Area near San Mateo, McKinley County, New Mexico

In May 2011, the EPA made a formal request to Hecla Mining Company for information regarding the Johnny M Mine Area near San Mateo, McKinley County, New Mexico, and asserted that Hecla Mining Company may be responsible under CERCLA for environmental remediation and past costs the EPA has incurred at the site. Mining at the Johnny M was conducted for a limited period of time by a predecessor of our subsidiary, Hecla Limited. In August 2012, Hecla Limited and the EPA entered into a Settlement Agreement and Administrative Order on Consent for Removal Action (“Consent Decree”), pursuant to which Hecla Limited agreed to pay (i) $1.1 million to the EPA for its past response costs at the site and (ii) any future response costs at the site, in exchange for a covenant not to sue by the EPA. The Consent Decree also describes additional work at the site to be conducted by Hecla Limited. Hecla Limited paid the $1.1 million to the EPA for its past response costs in the fourth quarter of 2012, and our consolidated financial statements as of June 30, 2013 include an accrual balance by Hecla Limited of $0.3 million for investigation and planning costs. Hecla Limited cannot reasonably estimate the amount of any additional liability Hecla Limited may face at the site until, at a minimum, the amount and type of remediation required have been determined.

Carpenter Snow Creek Site, Cascade County, Montana

In July 2010, the EPA made a formal request to Hecla Mining Company for information regarding the Carpenter Snow Creek Superfund Site located in Cascade County, Montana. The Carpenter Snow Creek Site is located in a historic mining district, and in the early 1980s Hecla Limited leased 6 mining claims and performed limited exploration activities at the site. Hecla Limited terminated the mining lease in 1988.

In June 2011, the EPA informed Hecla Limited that it believes Hecla Limited, among several other viable companies, may be liable for cleanup of the site or for costs incurred by the EPA in cleaning up the site. The EPA stated in the June 2011 letter that it has incurred approximately $4.5 million in response costs and estimated that total remediation costs may exceed $100 million. Because Hecla Limited had very limited activity at the site, we do not believe that the outcome of the claim will have a material adverse effect on our results from operations or financial position. Hecla Limited cannot with reasonable certainty estimate the ultimate liability, if any, relating to this matter.

States of South Dakota and Colorado Superfund Sites Related to CoCa Mines, Inc.

In 1991, Hecla Limited acquired all of the outstanding common stock of CoCa Mines, Inc. (“CoCa”). CoCa is alleged to have engaged in exploration at the Gilt Edge Mine in South Dakota as well as in the area adjacent to the Nelson Tunnel property in Creede, Colorado.

Gilt Edge Mine Superfund Site

In August 2008, the EPA made a formal request to CoCa for information regarding the Gilt Edge Mine Site located in Lawrence County, South Dakota, and asserted that CoCa may be liable for environmental cleanup at the site. The Gilt Edge Mine Site was explored and/or mined beginning in the 1890s. In the early 1980s, CoCa was involved in a joint venture that conducted a limited program of exploration work at the site. This joint venture terminated in 1984, and by 1985 CoCa had divested itself of any interest in the property.

In July 2010 the United States informed CoCa that it intends to pursue CoCa and several other potentially responsible parties on a joint and several basis for liability for past and future response costs at Gilt Edge under CERCLA. Currently, the United States alleges that CoCa is liable based on participation in the joint venture, and that CoCa has succeeded to the liabilities of its predecessor at the site, Congdon & Carey, which may have held certain property interests at the site.

 As of April 2013, the United States has alleged estimated total costs associated with the site of $200 million, including both past and future response costs. Hecla Limited did not acquire CoCa until 1991, well after CoCa discontinued its involvement with the Gilt Edge site. In addition, CoCa is and always has been a separate corporate entity from Hecla Limited. Therefore, we believe that Hecla Limited is not liable for any cleanup at the Gilt Edge site. We believe that it is reasonably possible that CoCa faces some liability for the site, however, we cannot with reasonable certainty estimate the ultimate amount of any such liability. Furthermore, in the event CoCa incurs a liability at this site, it has limited assets with which to satisfy any such liability. Because of CoCa's limited assets, we believe that it is possible that the United States will seek to recover some of the alleged $200 million in costs associated with the site from Hecla Limited, as the parent corporation of CoCa. We believe Hecla Limited would have strong defenses to such a claim and would vigorously defend against any such claims. Settlement negotiations with the United States commenced in 2010 and are ongoing, but there can be no assurance such negotiations will be successful, or that Hecla Limited will not incur a material liability with respect to this site.

Nelson Tunnel/Commodore Waste Rock Pile Superfund Site

In August 2009, the EPA made a formal request to CoCa for information regarding the Nelson Tunnel/Commodore Waste Rock Pile Superfund Site in Creede, Colorado. A timely response was provided and the EPA later arranged to copy additional documents. CoCa was involved in exploration and mining activities in Creede during the 1970s and the 1980s. No formal claim for response costs under CERCLA has been made against CoCa for this site. Hecla Limited did not acquire CoCa until 1991, well after CoCa discontinued its historical activities in the vicinity of the site. In addition, CoCa is and always has been a separate corporate entity from Hecla Limited. Therefore, we believe that Hecla Limited is not liable for any cleanup, and if CoCa might be liable, it has limited assets with which to satisfy any such liability. We cannot with reasonable certainty estimate the ultimate liability, if any, relating to this matter, and therefore we have not recorded a liability relating to the site as of June 30, 2013.

Senior Notes

On April 12, 2013, we completed the issuance of $500 million in senior notes ("Notes"), as further discussed in Note 9. The net proceeds from the offering of the Notes were used to partially fund the acquisition of Aurizon Mines Ltd. ("Aurizon") and for general corporate purposes, including expenses related to the Aurizon acquisition (see Note 13 for more information). The Notes bear interest at a rate of 6.875% per year from the date of original issuance or from the most recent payment date to which interest has been paid or provided for.  Interest on the Notes is payable on May 1 and November 1 of each year, commencing November 1, 2013.

Other Commitments

Our contractual obligations as of June 30, 2013 included approximately $13.0 million for commitments relating to capital items, along with $6.4 million for various non-capital costs. In addition, our open purchase orders at June 30, 2013 included approximately $18.9 million, $6.4 million, and $0.2 million, respectively, for various capital items at the Casa Berardi, Greens Creek, and Lucky Friday units, and approximately $6.1 million, $0.5 million, and $0.3 million, respectively, for various non-capital costs at such units. We also have total commitments of approximately $21.6 million relating to scheduled payments on capital leases, including interest, primarily for equipment at our Greens Creek and Lucky Friday units (see Note 9 for more information). In addition, in 2011, we settled Hecla Limited's Coeur d'Alene Basin environmental litigation and related claims pursuant to a Consent Decree entered by the Court on September 8, 2011.  Hecla Limited remains obligated under the Consent Decree to make payments totaling $15 million in October 2013 and $55.4 million by August 2014. The $55.4 million would be substantially funded by proceeds from our outstanding warrants, if exercised (see Note 8 for more information). Under the terms of the Consent Decree, the proceeds from the exercise of our outstanding warrants will be paid to the United States and the Coeur d'Alene Indian Tribe within 30 days after the end of the quarter when exercised. If the warrants are not exercised, the company is responsible for its final payment under the Consent Decree.

We had letters of credit for approximately $1.3 million outstanding as of June 30, 2013 for workers' compensation insurance bonding.

Other Contingencies

On February 1, 2012, a purported Hecla stockholder filed a putative class action lawsuit in U.S. District Court for the District of Idaho against Hecla and certain of our officers, one of whom is also a director. The complaint, purportedly brought on behalf of all purchasers of Hecla common stock from October 26, 2010 through and including January 11, 2012, asserts claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder and seeks, among other things, damages and costs and expenses. Specifically, the complaint alleges that Hecla, under the authority and control of the individual defendants, made certain false and misleading statements and allegedly omitted certain material information related to operational issues at the Lucky Friday mine. The complaint alleges that these actions artificially inflated the market price of Hecla common stock during the class period, thus purportedly harming investors who purchased shares during that time. A second suit was filed on February 14, 2012, alleging virtually identical claims. These complaints have been consolidated into a single case, a lead plaintiff and lead counsel have been appointed by the Court (Bricklayers of Western Pennsylvania Pension Plan, et al. v. Hecla Mining Company et al., Case No. 12-0042 (D. Idaho)), and a consolidated amended complaint was filed on October 16, 2012. In January 2013, we filed a motion to dismiss the complaint. We cannot predict the outcome of this lawsuit or estimate damages if plaintiffs were to prevail. We believe that these claims are without merit and intend to defend them vigorously.

Related to the above described class action lawsuit, Hecla is named as a nominal defendant in a pending shareholder derivative lawsuit which names as defendants certain Hecla executives and members of Hecla's Board of Directors. The case is In Re Hecla Mining Company Derivative Shareholder Litigation, Case No. 2:12-cv-00097 (D. Idaho).  In general terms, this lawsuit alleges breaches of fiduciary duties by the individual defendants and seeks damages, purportedly on behalf of Hecla. In January 2013, a consolidated amended complaint was filed and in February 2013, we filed a motion to dismiss the complaint. On September 25, 2012 and April 30, 2013, two other state court derivative actions were dismissed in Delaware and in Idaho, respectively. In addition, the Board of Directors has received two letters on behalf of purported shareholders demanding that Hecla commence litigation against certain executives and directors on substantially similar grounds. Hecla's board has concluded the actions requested by both demands would be contrary to the Company's best interest given the pendency of other, related litigation against the Company.

In March 2012, Hecla Limited received notice of a complaint filed against it by the United Steel Workers, Local 5114, with the Federal Mine Safety and Health Review Commission for compensation for bargaining unit workers at the Lucky Friday mine idled as a result of the previously-announced, temporary suspension of production at the mine. The complaint alleges the bargaining unit workers are entitled to compensation under Section 111 of Federal Mine Safety and Health Act of 1977 from November 16, 2011 - the date an order was issued by the Mine Safety Health Administration (“MSHA”) to Hecla Limited - until such time as the order is terminated. We submitted a motion for summary decision to the administrative law judge within the Federal Mine Safety and Health Review Commission, which was denied in December 2012. Currently we are awaiting further proceedings. We believe the claim is without merit, and that all wages due under Section 111, which was an immaterial amount, have already been paid. Therefore, we have not recorded a liability relating to the claim as of June 30, 2013. The amount of the union's claim is estimated to be in the range of $0 to $10 million.

We are subject to other legal proceedings and claims which arise from time to time. These can include, but are not limited to, legal proceedings and/or claims pertaining to environmental or safety matters. For example, in April 2011, a fatal accident occurred at the Lucky Friday mine which was investigated by MSHA. In November 2011, an accident occurred as part of the construction of #4 Shaft which resulted in the fatality of one contractor employee. In an unrelated incident, in December 2011, a rock burst occurred in a primary access way at the Lucky Friday mine and injured seven employees, none fatally. At the end of 2011, MSHA began a special impact investigation at the Lucky Friday mine which resulted in an order to remove built-up cementitious material from the Silver Shaft, the primary access way from the surface at the Lucky Friday mine. As a result of MSHA's investigations related to these events, Hecla Limited has been issued monetary penalties (none of which are material, individually or in the aggregate), and may face additional enforcement actions, including additional monetary penalties from MSHA or other governmental agencies. Although there can be no assurance as to the ultimate disposition of these other matters, we believe they will not have a material adverse effect on our results of operations or financial position.

On April 12, 2013, the family of Larry Marek, an employee of Hecla Limited who was fatally injured in the April 2011 accident, filed a lawsuit against us and certain of our officers and employees seeking damages for, among other claims, wrongful death and infliction of emotional distress. No dollar amount of damages is claimed in the complaint, which was filed in state court in Idaho (Kootenai County District Court). We cannot reasonably predict the outcome of this matter, however, we believe the case is without merit and intend to vigorously defend this lawsuit.

Note 7: Commitments and Contingencies

Rio Grande Silver Guaranty

Our wholly-owned subsidiary, Rio Grande Silver Inc. (“Rio”), is party to a joint venture with Emerald Mining & Leasing, LLC (“EML”) and certain other parties with respect to a land package in the Creede Mining District of Colorado that is adjacent to other land held by Rio. Rio holds a 70% interest in the joint venture. In connection with the joint venture, we are required to guarantee certain environmental remediation-related obligations of EML to a third party up to a maximum liability to us of $2.5 million. As of December 31, 2012, we have not been required to make any payments pursuant to the guaranty. We may be required to make payments in the future, limited to the $2.5 million maximum liability, should EML fail to meet its obligations to the third party. However, to the extent that any payments are made by us under the guaranty, EML, in addition to other parties, have jointly and severally agreed to reimburse and indemnify us for any such payments. We have not recorded a liability relating to the guaranty as of December 31, 2012.

Lucky Friday Water Permit Exceedances

Over the last several years, the Lucky Friday unit has experienced several regulatory issues relating to its water discharge permits and water management more generally.

•

In late 2008 and during 2009, Hecla Limited experienced a number of alleged water permit exceedances for water discharges at its Lucky Friday unit. These alleged violations resulted in Hecla Limited entering into a Consent Agreement and Final Order (“CAFO”) and a Compliance Order with the EPA in April 2009, which included an extended compliance timeline. In connection with the CAFO, Hecla Limited agreed to pay the maximum administrative penalty to the EPA of $177,500 to settle any liability for such alleged exceedances.

•

In 2009, additional alleged permit exceedances for water discharges at the Lucky Friday unit occurred. In 2010, alleged unpermitted discharges of waste water occurred at the Lucky Friday unit. These alleged permit exceedances and some, but not all of the alleged unpermitted discharges were the subject of a December 2010 Notice of Violation (“2010 NOV”) from the EPA informing Hecla Limited that the EPA was prepared to seek civil penalties for these alleged violations. In the 2010 NOV, the EPA invited Hecla Limited to discuss these matters with them prior to filing a complaint. Hecla Limited disputes certain of the EPA's assertions, but initiated negotiations with the EPA in an attempt to resolve the matter, including performing additional water quality monitoring to better understand the quality and source of the alleged unpermitted discharge. There has not been any resolution of the 2010 NOV.

•

In October 2012, the Lucky Friday had a weekly water sample which, when tested, exceeded the permit concentration limit for lead (but not the associated load limit). Also in October 2012, heavy rains resulted in alleged impacted storm water being discharged to a nearby river for which in February 2013, the EPA issued a NOV and request for information to Hecla Limited ("2013 NOV"). In the 2013 NOV, the EPA alleges that the October 2012 storm water incident was a violation of Hecla Limited's separate storm water permit.

•

In November 2012, the Lucky Friday had a weekly water sample which, when tested, exceeded certain permit limits for zinc. Although they have not yet formally done so, it is possible that the EPA could issue a NOV for the 2012 permit exceedances. In addition, since the 2010 NOV is still unresolved, we believe it is likely that the EPA will refer the 2012 incidents, 2013 NOV, the 2010 NOV, and possibly some additional alleged unpermitted discharges from 2010 that were not included in the 2010 NOV, to the U.S. Department of Justice (“DOJ”) to file a civil complaint against Hecla Limited. There is the potential for larger civil penalties in the context of a DOJ complaint than in administrative actions by the EPA such as the 2009 CAFO.

Hecla Limited strives to maintain its water discharges and water management generally at the Lucky Friday unit in full compliance with its permits and applicable laws, however we cannot provide assurances that it will be able to fully comply with the permit limits and other regulatory requirements regarding water management in the future.

While we believe we may face some liability for the above water issues, we do not believe that any such liability will have a material adverse effect on our results from operations or financial position.

Johnny M Mine Area near San Mateo, McKinley County, New Mexico

In May 2011, the EPA made a formal request to Hecla Mining Company for information regarding the Johnny M Mine Area near San Mateo, McKinley County, New Mexico, and asserted that Hecla Mining Company may be responsible under CERCLA for environmental remediation and past costs the EPA has incurred at the site. Mining at the Johnny M was conducted for a limited period of time by a predecessor of our subsidiary, Hecla Limited. In August 2012, Hecla Limited and the EPA entered into a Settlement Agreement and Administrative Order on Consent for Removal Action (“Consent Decree”), pursuant to which Hecla Limited agreed to pay (i) $1.1 million to the EPA for its past response costs at the site and (ii) any future response costs at the site, in exchange for a covenant not to sue by the EPA. The Consent Decree also describes additional work at the site to be conducted by Hecla Limited. Hecla Limited paid the $1.1 million to the EPA for its past response costs in the fourth quarter of 2012, and our consolidated financial statements as of December 31, 2012 include an accrual balance by Hecla Limited of $0.3 million for investigation and planning costs. We cannot with any degree of certainty estimate the amount of any additional liability Hecla Limited may face at the site until, at a minimum, the amount and type of remediation required have been determined.

Carpenter Snow Creek Site, Cascade County, Montana

In July 2010, the EPA made a formal request to Hecla Mining Company for information regarding the Carpenter Snow Creek Superfund Site located in Cascade County, Montana. The Carpenter Snow Creek Site is located in a historic mining district, and in the early 1980s Hecla Limited leased 6 mining claims and performed limited exploration activities at the site. Hecla Limited terminated the mining lease in 1988.

In June 2011, the EPA informed Hecla Limited that it believes Hecla Limited, among several other viable companies, may be liable for cleanup of the site or for costs incurred by the EPA in cleaning up the site. The EPA stated in the June 2011 letter that it has incurred approximately $4.5 million in response costs and estimated that total remediation costs may exceed $100 million. Because Hecla Limited had very limited activity at the site, we do not believe that the outcome of the claim will have a material adverse effect on our results from operations or financial position. We have not recorded a liability relating to the site as of December 31, 2012.

States of South Dakota and Colorado Superfund Sites Related to CoCa Mines, Inc.

In 1991, Hecla Limited acquired all of the outstanding common stock of CoCa Mines, Inc. (“CoCa”). Coca is alleged to have engaged in exploration at the Gilt Edge Mine in South Dakota as well as in the area adjacent to the Nelson Tunnel property in Creede, Colorado.

Gilt Edge Mine Superfund Site

In August 2008, the EPA made a formal request to CoCa for information regarding the Gilt Edge Mine Site located in Lawrence County, South Dakota, and asserted that CoCa may be liable for environmental cleanup at the site. The Gilt Edge Mine Site was explored and/or mined beginning in the 1890s. In the early 1980s, CoCa was involved in a joint venture that conducted a limited program of exploration work at the site. This joint venture terminated in 1984, and by 1985 CoCa had divested itself of any interest in the property.

In July 2010 the United States informed CoCa that it intends to pursue CoCa and several other potentially responsible parties on a joint and several basis for liability for past and future response costs at Gilt Edge under CERCLA. Currently, the United States alleges that CoCa is liable based on participation in the joint venture, and that CoCa has succeeded to the liabilities of its predecessor at the site, Congdon & Carey, which may have held certain property interests at the site.

 As of January 2010, the EPA had allegedly incurred approximately $91 million in response costs to implement remedial measures at the Gilt Edge site, and estimated future response costs of $72 million. Hecla Limited did not acquire CoCa until 1991, well after CoCa discontinued its involvement with the Gilt Edge site. In addition, CoCa is and always has been a separate corporate entity from Hecla Limited.

We believe that Hecla Limited is not liable for any cleanup at the site, and if CoCa might be liable, it has limited assets with which to satisfy any such liability. Settlement negotiations with the EPA commenced in 2010 and are ongoing, but there can be no assurance such negotiations will be successful.

Nelson Tunnel/Commodore Waste Rock Pile Superfund Site

In August 2009, the EPA made a formal request to CoCa for information regarding the Nelson Tunnel/Commodore Waste Rock Pile Superfund Site in Creede, Colorado. A timely response was provided and the EPA later arranged to copy additional documents. CoCa was involved in exploration and mining activities in Creede during the 1970s and the 1980s. No formal claim for response costs under CERCLA has been made against CoCa for this site. Hecla Limited did not acquire CoCa until 1991, well after CoCa discontinued its historical activities in the vicinity of the site. In addition, CoCa is and always has been a separate corporate entity from Hecla Limited. Therefore, we believe that Hecla Limited is not liable for any cleanup, and if CoCa might be liable, it has limited assets with which to satisfy any such liability.

Other Commitments

Our contractual obligations as of December 31, 2012 included approximately $3.4 million for commitments relating to capital items, along with $0.5 million for various non-capital costs. In addition, our commitments relating to open purchase orders at December 31, 2012 included approximately $4.1 million and $0.9 million, respectively, for various capital items at the Greens Creek and Lucky Friday units, and approximately $0.5 million and $0.3 million, respectively, for various non-capital costs. We also have total commitments of approximately $18.4 million relating to scheduled payments on capital leases, including interest, primarily for equipment at our Greens Creek and Lucky Friday units (see Note 6 for more information).

We had letters of credit for approximately $1.2 million outstanding as of December 31, 2012 for workers' compensation insurance bonding.

Other Contingencies

On February 1, 2012, a purported Hecla stockholder filed a putative class action lawsuit in U.S. District Court for the District of Idaho against Hecla and certain of our officers, one of whom is also a director. The complaint, purportedly brought on behalf of all purchasers of Hecla common stock from October 26, 2010 through and including January 11, 2012, asserts claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder and seeks, among other things, damages and costs and expenses. Specifically, the complaint alleges that Hecla, under the authority and control of the individual defendants, made certain false and misleading statements and allegedly omitted certain material information related to operational issues at the Lucky Friday mine. The complaint alleges that these actions artificially inflated the market price of Hecla common stock during the class period, thus purportedly harming investors who purchased shares during that time. A second suit was filed on February 14, 2012, alleging virtually identical claims. These complaints have been consolidated into a single case, a lead plaintiff and lead counsel has been appointed by the Court (Bricklayers of Western Pennsylvania Pension Plan, et al. v. Hecla Mining Company et al., Case No. 12-0042 (D. Idaho)), and a consolidated amended complaint was filed on October 16, 2012. In January 2013, we filed a motion to dismiss the complaint. We cannot predict the outcome of this lawsuit or estimate damages if plaintiffs were to prevail. We believe that these claims are without merit and intend to defend them vigorously.

Related to the above described class action lawsuit, Hecla is named as a nominal defendant in two pending shareholder derivative lawsuits which name as defendants certain Hecla executives and members of Hecla's Board of Directors. The cases are: In Re Hecla Mining Company Derivative Shareholder Litigation, Case No. 2:12-cv-00097 (D. Idaho) and In Re Hecla Mining Inc. [sic] Shareholder Derivative Litigation, Case No. 12-1506 (Kootenai Cnty. Dist. Ct.).  In general terms, these lawsuits allege breaches of fiduciary duties by the individual defendants and seek damages, purportedly on behalf of Hecla. In January 2013, a consolidated amended complaint was filed in each of these lawsuits. In February 2013, we filed a motion to dismiss each of these complaints. A third derivative case, South, et al. v. Baker, et al., Case No. 7294-VCL (Del. Ch. Ct.), was dismissed with prejudice by the Delaware Court of Chancery on September 25, 2012. In addition, the Board of Directors has received two letters on behalf of purported shareholders demanding that Hecla commence litigation against certain executives and directors on substantially similar grounds. Hecla's board has concluded the actions requested by both demands would be contrary to the Company's best interest given the pendency of other, related litigation against the Company.

In March 2012, Hecla Limited received notice of a complaint filed against it by the United Steel Workers, Local 5114, with the Federal Mine Safety and Health Review Commission for compensation for bargaining unit workers at the Lucky Friday mine idled as a result of the previously-announced, temporary suspension of production at the mine. The complaint alleges the bargaining unit workers are entitled to compensation under Section 111 of Federal Mine Safety and Health Act of 1977 from November 16, 2011 - the date an order was issued by the Mine Safety Health Administration (“MSHA”) to Hecla Limited - until such time as the order is terminated. We submitted a motion for summary decision to the administrative law judge within the Federal Mine Safety and Health Review Commission which was denied in December 2012. Currently we are awaiting further proceedings. We believe the claim is without merit, and that all wages due under Section 111, which was an immaterial amount, have already been paid. We may face a liability as a result of the union's claim in the range of $0 to $10 million; however, we have not recorded a liability relating to the claim as of December 31, 2012.

We are subject to other legal proceedings and claims which arise from time to time. These can include, but are not limited to, legal proceedings and/or claims pertaining to environmental or safety matters. For example, in April 2011, a fatal accident occurred at the Lucky Friday Mine which was investigated by MSHA. In November 2011, an accident occurred as part of the construction of #4 Shaft which resulted in the fatality of one contractor employee. In an unrelated incident, in December 2011, a rock burst occurred in a primary access way at the Lucky Friday and injured seven employees, none fatally. At the end of 2011, MSHA began a special impact investigation at the Lucky Friday mine which resulted in an order to remove built-up cementitious material from the Silver Shaft, the primary access way from the surface at the Lucky Friday mine. As a result of MSHA's investigations related to these events, Hecla Limited has been issued monetary penalties (none of which are material, individually or in the aggregate), and may face additional enforcement actions, including additional monetary penalties from MSHA or other governmental agencies. Although there can be no assurance as to the ultimate disposition of these other matters, we believe they will not have a material adverse effect on our results from operations or financial position.